Nature of business and organization	Apr. 01, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

1.Nature of business and organization

European Wax Center, Inc. (the “Corporation”) was formed as a Delaware corporation on April 1, 2021. The Corporation was formed for the purpose of completing a public offering and related transactions in order to carry on the business of EWC Ventures, LLC and subsidiaries (the “Company”). The Corporation will be the sole managing member of the Company and will operate and control all of the businesses and affairs of the Company and continue to conduct the business now conducted by the Company.